CONSOLIDATED STATEMENT OF FINANCIAL POSITION - USD ($) $ in Thousands	Dec. 31, 2019	Dec. 31, 2018
Non-current assets
Goodwill	$ 29,702	$ 202,848
Other intangible assets	51,267	51,822
Property, plant and equipment	740,906	888,862
Other non-current financial assets	2,618	70,343
Deferred tax assets	59,551	14,589
Non-current receivables from related parties	2,247	2,288
Other non-current assets	1,597	10,486
Non-current restricted cash and cash equivalents	28,323
Total non-current assets	916,211	1,241,238
Current assets
Inventories	354,121	456,970
Trade and other receivables	309,064	155,996
Current receivables from related parties	2,955	14,226
Current income tax assets	27,930	27,404
Other current financial assets	5,544	2,523
Other current assets	23,676	8,813
Cash and cash equivalents	94,852	216,647
Total current assets	818,142	882,579
Total assets	1,734,353	2,123,817
Equity
Share capital	1,784	1,784
Reserves	975,358	941,707
Translation differences	(210,152)	(207,366)
Valuation adjustments	(2,169)	(11,559)
Result attributable to the Parent	(280,601)	43,661
Non-controlling interests	118,077	116,145
Total equity	602,297	884,372
Non-current liabilities
Deferred income	1,253	1,434
Provisions	84,852	75,787
Bank borrowings	144,388	132,821
Lease liabilities	16,972
Lease liabilities		53,472
Debt instruments	344,014	341,657
Other financial liabilities	43,157	32,788
Other non-current liabilities	25,906	25,030
Deferred tax liabilities	74,057	77,379
Total non-current liabilities	734,599	740,368
Current liabilities
Provisions	46,091	40,570
Bank borrowings	14,611	8,191
Lease liabilities	8,900
Lease liabilities		12,999
Debt instruments	10,937	10,937
Other financial liabilities	23,382	52,524
Payables to related parties	4,830	11,128
Trade and other payables	189,229	256,823
Current income tax liabilities	3,048	2,335
Other current liabilities	96,429	103,570
Total current liabilities	397,457	499,077
Total equity and liabilities	$ 1,734,353	$ 2,123,817